Related Party Transactions (Fees Related to Property and Project Management Agreements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Hotel management fees, including incentive hotel management fees	$ 27,205	$ 30,890	$ 30,629
Market service and project management fees	0	11,148	21,315
Corporate general and administrative	6,014	5,872	5,652
Total	$ 33,219	$ 47,910	$ 57,596